IFRS 7 Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Risk Management Strategies

Market risk management strategy is governed by the Global Asset Liability Committee which oversees the overall market and liquidity risk program. Our overall strategy to manage our market risks incorporates several component strategies, each targeted to manage one or more of the market risks arising from our businesses. At an enterprise level, these strategies are designed to manage our aggregate exposures to market risks against limits associated with earnings and capital volatility.

The following table outlines our key market risks and identifies the risk management strategies which contribute to managing these risks.

Risk Management Strategy	Key Market Risk
	Public Equity Risk	Interest Rate and Spread Risk	ALDA Risk	Foreign Exchange Risk	Liquidity Risk
Product design and pricing	✓	✓	✓	✓	✓
Variable annuity guarantee dynamic hedging	✓	✓		✓	✓
Macro equity risk hedging	✓			✓	✓
Asset liability management	✓	✓	✓	✓	✓
Foreign exchange management				✓	✓
Liquidity risk management					✓

Schedule of Maturity of Financial Liabilities

The following table outlines the maturity of the Company’s significant financial liabilities.
Maturity of financial liabilities
(1)

As at December 31, 2021 ($ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt	$–	$–	$1,605	$3,277	$4,882
Capital instruments	–	579	–	6,401	6,980
Derivatives	294	387	379	8,978	10,038
Deposits from bank clients (2)	16,091	2,593	2,036	–	20,720
Lease liabilities	89	116	50	70	325

(1)
The amounts shown above are net of the related unamortized deferred issue costs.
(2)

Carrying value and fair value of deposits from Bank clients as at December 31, 2021 was $20,720 million and $20,746

million, respectively (2020 – $20,889 million and $21,085 million, respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2020 – Level 2).

Summary of Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance
The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees gross and net of reinsurance.
Variable annuity and segregated fund guarantees, net of reinsurance
(1)

As at December 31, ($ millions)	2021 (2)			2020 (2)
	Guarantee value (2)	Fund value	Net amount at risk (2),(3),(4)	Guarantee value (2)	Fund value	Net amount at risk (2),(3),(4)

Guaranteed minimum income benefit	$4,419	$3,603	$918	$4,555	$3,642	$1,064
Guaranteed minimum withdrawal benefit	39,098	41,809	2,233	42,570	44,075	3,128
Guaranteed minimum accumulation benefit	19,820	20,226	12	18,463	18,945	8
Gross living benefits (5)	63,337	65,638	3,163	65,588	66,662	4,200
Gross death benefits (6)	11,105	22,920	618	10,652	19,548	710
Total gross of reinsurance	74,442	88,558	3,781	76,240	86,210	4,910
Living benefits reinsured	3,788	3,102	771	3,917	3,157	895
Death benefits reinsured	639	547	253	685	534	282
Total reinsured	4,427	3,649	1,024	4,602	3,691	1,177
Total, net of reinsurance	$70,015	$84,909	$2,757	$71,638	$82,519	$3,733

(1)
 The table is not adjusted for the announced U.S. variable annuity reinsurance transaction.
(2)
Guaranteed Value and Net Amount at Risk in respect of guaranteed minimum withdrawal business in Canada and the U.S. have been updated in 2021 to reflect the time value of money of these claims. This methodology change also had a minor impact on the allocation of fund values between living benefits and death benefits. See footnotes 5 and 6. Values at December 31, 2020 have been restated to reflect this revised methodology.
(3)

Amount at risk
(in-the-money
amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance and assumes that all claims are immediately payable. In practice, guaranteed death benefits are contingent and only payable upon the eventual death of policyholders if fund values remain below guarantee values. For guaranteed minimum withdrawal benefit, the amount at risk assumes that the benefit is paid as a lifetime annuity commencing at the earliest contractual income start age. These benefits are also contingent and only payable at scheduled maturity/income start dates in the future, if the policyholders are still living and have not terminated their policies and fund values remain below guarantee values. For all guarantees, the amount at risk is floored at zero at the single contract level.
(4)
The amount at risk net of reinsurance at December 31, 2021 was $2,757 million (2020 – $3,733 million) of which: US$1,336 million (2020 – US$1,839 million) was on our U.S. business, $886 million (2020 – $1,159 million) was on our Canadian business, US$53 million (2020 – US$71 million) was on our Japan business and US$87 million (2020 – US$111 million) was related to Asia (other than Japan) and our run-off
reinsurance business.
(5)
Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote 6.
(6)
Death benefits include standalone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.

Summary of Investment Categories for Variable Contracts with Guarantees
Investment categories for variable contracts with guarantees

Variable contracts with guarantees, including variable annuities and variable life, are invested, at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31, ($ millions) Investment category	2021	2020
Equity funds	$52,528	$47,348
Balanced funds	43,783	42,414
Bond funds	10,965	11,944
Money market funds	1,844	2,113
Other fixed interest rate investments	1,917	1,992
Total	$111,037	$105,811

Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns

As at December 31, 2021 ($ millions)	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity to net income attributed to shareholders (4)
Variable annuity guarantees	$(2,560)	$(1,480)	$(630)	$440	$750	$960
General fund equity investments (5)	(1,430)	(890)	(440)	450	880	1,320
Total underlying sensitivity before hedging	(3,990)	(2,370)	(1,070)	890	1,630	2,280
Impact of macro and dynamic hedge assets (6)	2,060	1,190	500	(470)	(820)	(1,110)
Net potential impact on net income attributed to shareholders after impact of hedging	$(1,930)	$(1,180)	$(570)	$420	$810	$1,170

As at December 31, 2020 ($ millions)	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity to net income attributed to shareholders (4)
Variable annuity guarantees	$(3,150)	$(1,850)	$(800)	$600	$1,040	$1,350
General fund equity investments (5)	(1,350)	(840)	(410)	380	760	1,130
Total underlying sensitivity before hedging	(4,500)	(2,690)	(1,210)	980	1,800	2,480
Impact of macro and dynamic hedge assets (6)	2,420	1,410	600	(620)	(1,110)	(1,480)
Net potential impact on net income attributed to shareholders after impact of hedging	$(2,080)	$(1,280)	$(610)	$360	$690	$1,000

(1)
See “Caution Related to Sensitivities” above.
(2)
The tables above show the potential impact on net income attributed to shareholders resulting from an immediate 10%, 20% and 30% change in market values of publicly traded equities followed by a return to the expected level of growth assumed in the valuation of policy liabilities, excluding impacts from asset-based fees earned on assets under management and policyholder account value.
(3)
Please refer to “Sensitivity of Earnings to Changes in Assumptions” section below for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(4)
Defined as earnings sensitivity to a change in public equity markets including settlements on reinsurance contracts, but before the offset of hedge assets or other risk mitigants.
(5)
This impact for general fund equity investments includes general fund investments supporting our policy liabilities, investment in seed money investments (in segregated and mutual funds made by Corporate and Other segment) and the impact on policy liabilities related to the projected future fee income on variable universal life and other unit linked products. The impact does not include: (i) any potential impact on public equity weightings; (ii) any gains or losses on AFS public equities held in the Corporate and Other segment; or (iii) any gains or losses on public equity investments held in Manulife Bank. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.
(6)
Includes the impact of rebalancing equity hedges in the macro and dynamic hedging program. The impact of dynamic hedge rebalancing represents the impact of rebalancing equity hedges for dynamically hedged variable annuity guarantee best estimate liabilities at
5
% intervals but does not include any impact in respect of other sources of hedge ineffectiveness (e.g. fund tracking, realized volatility and equity, interest rate correlations different from expected among other factors).

Summary of Potential Impact on Net Income Attributed to Shareholders and MLI's LICAT Total Ratio of an Immediate Parallel Change in Interest Rates Relative to Rates Assumed in the Valuation of Policy Liabilities
Potential impact on net income attributed to shareholders and MLI’s LICAT ratio of an immediate parallel change in interest rates relative to rates assumed in the valuation of policy liabilities
(1),(2),(3),(4)

	2021			2020
As at December 31,	-50bp	+50bp		-50bp		+50bp
Net income attributed to shareholders ($ millions)	$(200)	$	nil	$	nil	$(100)
Changes in other comprehensive income from fair value changes in AFS fixed income assets held in the Corporate and Other segment ($ millions)	2,100		(1,900)		2,100	(1,900)

MLI’s LICAT ratio (change in percentage points) (5)	5		(4)		8	(7)

(1)
See “Caution Related to Sensitivities” above. In addition, estimates exclude changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates, as the impact on the quoted sensitivities is not considered to be material.
(2)
Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.
(3)
The amount of gain or loss that can be realized on AFS fixed income assets held in the Corporate and Other segment will depend on the aggregate amount of unrealized gain or loss.
(4)
Sensitivities are based on projected asset and liability cash flows and the impact of realizing fair value changes in AFS fixed income is based on the holdings at the end of the period.

(5) LICAT impacts include realized and unrealized fair value changes in AFS fixed income assets. LICAT impacts do not reflect the impact of the scenario switch discussed below.

Alternative Long-Duration Asset Performance Risk [member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads

As at December 31, ($ millions)	2021		2020
	-10%	+10%	-10%	+10%
Net income attributed to shareholders

Real estate, agriculture and timber assets	$(1,400)	$1,400	$ (1,600)	$1,400
Private equities and other ALDA	(1,900)	1,800	(2,000)	1,900
Total	$(3,300)	$3,200	$ (3,600)	$3,300
MLI’s LICAT ratio (change in percentage points)	(4)	3	(5)	4

(1)
See “Caution Related to Sensitivities” above.
(2)
This impact is calculated as at a
point-in-time
impact and does not include: (i) any potential impact on ALDA weightings or (ii) any gains or losses on ALDA held in the Corporate and Other segment.
(3)
The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in ALDA returns. For some classes of ALDA, where there is not an appropriate long-term benchmark available, the return assumptions used in valuation are not permitted by the Standards of Practice and CIA guidance to result in a lower reserve than an assumption based on a historical return benchmark for public equities in the same jurisdiction.
(4)
Net income impact does not consider any impact of the market correction on assumed future return assumptions.
(5)
Please refer to “Sensitivity of Earnings to Changes in Assumptions” section below for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(6)
The impact of changes to the portfolio asset mix supporting our North American legacy businesses are reflected in the sensitivities when the changes take place.

Corporate and swap spreads [Member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads

Corporate spreads (4),(5)	2021		2020
As at December 31,	-50bp	+50bp	-50bp	+50bp
Net income attributed to shareholders ($ millions) (6)	$(600)	$500	$(1,000)	$900
MLI’s LICAT ratio (change in percentage points) (7)	(3)	4	(4)	4

Swap spreads	2021		2020
As at December 31,	-20bp	+20bp	-20bp	+20bp
Net income attributed to shareholders ($ millions)	$ nil	$ nil	$ nil	$ nil
MLI’s LICAT ratio (change in percentage points) (7)	n il	nil	nil	nil

(1)
See “Caution Related to Sensitivities” above.
(2)
The impact on net income attributed to shareholders assumes no gains or losses are realized on our AFS fixed income assets held in the Corporate and Other segment and excludes the impact of changes in segregated fund bond values due to changes in credit spreads. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in corporate and swap spreads.
(3)
Sensitivities are based on projected asset and liability cash flows.
(4)
Corporate spreads are assumed to grade to the long-term average over five years.
(5)
As the sensitivity to a 50 basis point decline in corporate spreads includes the impact of a change in deterministic reinvestment scenarios where applicable, the impact of changes to corporate spreads for less than, or more than, the amounts indicated are unlikely to be linear.
(6)
The sensitivity on net income attributed to shareholders due to changes in corporate spreads decreased significantly as at December 31, 2021 compared with December 31, 2020, as the rise in risk-free interest rates reduced projected reinvestments in the actuarial valuation models.

(7)
LICAT impacts include realized and unrealized fair value change in AFS fixed income assets. Under LICAT, spread movements are determined from a selection of investment grade bond indices with BBB and better bonds for each jurisdiction. For LICAT, we use the following indices: FTSE TMX Canada All Corporate Bond Index, Barclays USD Liquid Investment Grade Corporate Index, and
Nomura-BPI
(Japan). LICAT impacts presented for corporate spreads do not reflect the impact of the scenario switch discussed below.